Financial risk - Funding composition and Term Funding Facility (Details) - AUD ($) $ in Millions		1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 11, 2020	Dec. 31, 2020	Mar. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Group's total funding
Customer deposits					65.00%	65.00%
Wholesale term funding with residual maturity greater than 12 months					15.60%	15.70%
Wholesale funding with a residual maturity less than 12 months					10.80%	10.40%
Securitisation					0.60%	0.90%
Equity					8.00%	8.00%
Group's total funding					100.00%	100.00%
Movements in the Group's funding composition
Increase in customer deposits, amount					$ 25,000.0
Customer deposits to loan ratio					82.00%	80.00%
Long term wholesale funding raised					$ 34,600.0
Amount of drawn down from TFF				$ 12,000.0
Weighted average maturity period for short term funding portfolio					138 days
Increase in funding from equity					$ 3,400.0
Tier 1 capital securities
Movements in the Group's funding composition
New capital securities raised					3,500.0
Tier 2 capital securities
Movements in the Group's funding composition
New capital securities raised					6,200.0
Term Funding Facility (TFF)
Movements in the Group's funding composition
Total allowance				$ 30,000.0
Term of lending facility			3 years
Term Lending Facility (TLF)
Movements in the Group's funding composition
Total amount drawn down					100.0
Term of lending facility		5 years
Funding for Lending Programme (FLP)
Movements in the Group's funding composition
Total allowance	$ 4,800.0
Total amount drawn down					$ 1,900.0
Term of lending facility	3 years
Percentage of initial allocation of eligible loans	4.00%
Percentage of conditional additional allocation	2.00%
Total percentage of initial allocation of eligible loans	6.00%